Consolidated Statements of Net (Loss) Earnings and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Petroleum and natural gas sales	$ 2,079,761	$ 1,119,545
Royalties	(186,122)	(106,554)
Sales of purchased commodities	147,091	127,853
Petroleum and natural gas revenue	2,040,730	1,140,844
Expenses
Purchased commodities	147,091	127,853
Operating	413,013	417,251
Transportation	77,161	67,711
Equity based compensation	41,565	42,906
Loss (gain) on derivative instruments	508,478	(8,138)
Interest expense	73,075	75,077
General and administration	52,877	60,840
Foreign exchange loss (gain)	71,576	(60,122)
Other income	(21,422)	(3,258)
Accretion	43,552	35,318
Depletion and depreciation	571,688	580,461
Impairment (reversal) expense	(1,302,619)	1,682,344
Gain on business combination	(17,198)
Expenses	658,837	3,018,243
Earnings (loss) before income taxes	1,381,893	(1,877,399)
Income tax expense (recovery)
Deferred	187,343	(374,313)
Current	45,854	14,341
Taxes	233,197	(359,972)
Net earnings (loss)	1,148,696	(1,517,427)
Other comprehensive loss
Currency translation adjustments	(55,632)	65,160
Unrealized gain (loss) on hedges	6,113	(36,752)
Comprehensive income (loss)	$ 1,099,177	$ (1,489,019)
Net earnings (loss) per share
Basic	$ 7.13	$ (9.61)
Diluted	$ 6.97	$ (9.61)
Weighted average shares outstanding ('000s)
Basic	161,172	157,908
Diluted	164,765	157,908